Note 3 - Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2016	September 30, 2017
	(Audited)	(Unaudited)
Office equipment	17	26
Laboratory equipment	49	108
Furniture	2	2
Motor vehicles	23	23
Leasehold improvements	13	13

	104	172
Less: accumulated depreciation	(24)	(46)
Property and equipment, net	80	126